IFRS 7 - Disclosure - Market Risk - Summary of Incremental Risk Charge (Detail) - CAD ($) $ in Millions	12 Months Ended
	Oct. 31, 2024	Oct. 31, 2023
Market Risk [line items]
Total VaR (one-day measure)	$ 7.5	$ 10.5
Interest rate risk [member]
Market Risk [line items]
Total VaR (one-day measure)	6.3	7.9
Credit spread risk [member]
Market Risk [line items]
Total VaR (one-day measure)	1.9	2.1
Equity risk [member]
Market Risk [line items]
Total VaR (one-day measure)	6.9	4.6
Foreign exchange risk [member]
Market Risk [line items]
Total VaR (one-day measure)	0.6	1.2
Commodity risk [member]
Market Risk [line items]
Total VaR (one-day measure)	1.2	1.9
Diversification effect [member]
Market Risk [line items]
Total VaR (one-day measure)	(9.4)	(7.2)
High [Member]
Market Risk [line items]
Total VaR (one-day measure)	18.8	13.2
High [Member] | Interest rate risk [member]
Market Risk [line items]
Total VaR (one-day measure)	18.7	11.7
High [Member] | Credit spread risk [member]
Market Risk [line items]
Total VaR (one-day measure)	3.8	2.5
High [Member] | Equity risk [member]
Market Risk [line items]
Total VaR (one-day measure)	8.4	8.6
High [Member] | Foreign exchange risk [member]
Market Risk [line items]
Total VaR (one-day measure)	7.3	3.4
High [Member] | Commodity risk [member]
Market Risk [line items]
Total VaR (one-day measure)	5.2	4.1
Low [Member]
Market Risk [line items]
Total VaR (one-day measure)	5.8	6.6
Low [Member] | Interest rate risk [member]
Market Risk [line items]
Total VaR (one-day measure)	4.6	4.9
Low [Member] | Credit spread risk [member]
Market Risk [line items]
Total VaR (one-day measure)	1.6	1.0
Low [Member] | Equity risk [member]
Market Risk [line items]
Total VaR (one-day measure)	4.5	3.3
Low [Member] | Foreign exchange risk [member]
Market Risk [line items]
Total VaR (one-day measure)	0.5	0.3
Low [Member] | Commodity risk [member]
Market Risk [line items]
Total VaR (one-day measure)	1.2	1.2
Average risk [member]
Market Risk [line items]
Total VaR (one-day measure)	11.0	9.2
Average risk [member] | Interest rate risk [member]
Market Risk [line items]
Total VaR (one-day measure)	9.2	7.2
Average risk [member] | Credit spread risk [member]
Market Risk [line items]
Total VaR (one-day measure)	2.4	1.5
Average risk [member] | Equity risk [member]
Market Risk [line items]
Total VaR (one-day measure)	6.0	5.4
Average risk [member] | Foreign exchange risk [member]
Market Risk [line items]
Total VaR (one-day measure)	1.3	0.8
Average risk [member] | Commodity risk [member]
Market Risk [line items]
Total VaR (one-day measure)	2.8	2.3
Average risk [member] | Diversification effect [member]
Market Risk [line items]
Total VaR (one-day measure)	$ (10.7)	$ (8.0)